GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Jan. 02, 2016
Goodwill and Other Intangibles Resulting from Business Acquisitions
Changes in net carrying amount of goodwill

(In millions)	Pressure- sensitive Materials	Retail Branding and Information Solutions	Total

Goodwill as of December 28, 2013	$334.8	$423.7	$758.5
Translation adjustments	(28.2)	(8.7)	(36.9)

Goodwill as of January 3, 2015	306.6	415.0	721.6
Acquisition adjustments	–	(.4)	(.4)
Translation adjustments	(28.7)	(6.3)	(35.0)

Goodwill as of January 2, 2016	$277.9	$408.3	$686.2

Finite-Lived Intangible Assets

	2015			2014
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Customer relationships	$224.3	$193.9	$30.4	$228.9	$180.2	$48.7
Patents and other acquired technology	49.0	45.3	3.7	49.0	42.7	6.3
Trade names and trademarks	22.0	18.7	3.3	24.0	20.5	3.5
Other intangibles	11.8	11.2	.6	12.3	11.3	1.0

Total	$307.1	$269.1	$38.0	$314.2	$254.7	$59.5

Future amortization expense for finite lived intangible assets
(In millions)	Estimated Amortization Expense

2016	$18.5
2017	9.8
2018	2.7
2019	1.7
2020	1.2